Credit Facility	12 Months Ended
Apr. 28, 2012
Credit Facility
2.	Credit Facility

On April 27, 2012, the Company entered into an amendment (the 2012 Amended Credit Facility) to its existing agreement with Bank of America, N.A. entered into on April 29, 2011, as administrative agent, collateral agent and swing line lender, and other lenders in order to permit the transactions contemplated by the investment agreement among the Company, Morrison Investment Holdings, Inc., and Microsoft Corporation (See Note 11) and to make certain other changes to the Company’s 2011 Amended Credit Agreement in connection therewith.

On April 29, 2011, the Company entered into an amended and restated credit agreement (the 2011 Amended Credit Agreement) with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders, which amended and restated the credit agreement (the 2009 Credit Agreement) entered into on September 30, 2009 with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders. Under the 2011 Amended Credit Agreement, Lenders provided up to $1,000,000 in aggregate commitments under a five-year asset-backed revolving credit facility, which is secured by eligible inventory with the ability to include eligible real estate and accounts receivable and related assets. Borrowings under the 2011 Amended Credit Agreement were limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the 2011 Amended Credit Agreement). In addition, the Company has the option to request an increase in commitments under the 2011 Amended Credit Agreement by up to $300,000, subject to certain restrictions.

The 2011 Amended Credit Agreement requires Availability (as defined in the 2011 Amended Credit Agreement) to be greater than the greater of (i) 10% of the Loan Cap (as defined in the 2011 Amended Credit Agreement) and (ii) $50,000. In addition, the 2011 Amended Credit Agreement contains covenants that limit, among other things, the Company’s ability to incur indebtedness, create liens, make investments, make restricted payments, merge or acquire assets, and contains default provisions that are typical for this type of financing, among other things. Proceeds from the 2011 Amended Credit Facility are used for general corporate purposes, including seasonal working capital needs.

As a result of the 2011 Amended Credit Agreement, $6,580 of deferred financing fees related to the 2009 Credit Facility were written off in fiscal 2011, and included in net interest expenses. The remaining unamortized deferred costs of $16,341 and new charges of $10,180 relating to the Company’s 2011 Amended Credit Facility were deferred and are being amortized over the five-year term of the 2011 Amended Credit Facility.

On September 30, 2009, the Company had entered into the 2009 Credit Agreement, under which the lenders committed to provide up to $1,000,000 in commitments under a four-year asset-backed revolving credit facility (the 2009 Credit Facility), which was secured by eligible inventory and accounts receivable and related assets. Borrowings under the 2009 Credit Agreement were limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the 2009 Credit Agreement). In addition, the Company had the option to request the increase in commitments under the 2009 Credit Agreement by up to $300,000, subject to certain restrictions.

Selected information related to the Company’s 2012 Amended Credit Facility, 2011 Amended Credit Facility and 2009 Credit Facility:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Credit facility at period end	$324,200	313,100	260,400
Average balance outstanding during the period	$306,038	338,971	107,504
Maximum borrowings outstanding during the period	$582,000	622,800	512,500
Weighted average interest rate during the period	3.34%	4.30%	4.38%
Interest rate at end of period	3.32%	5.13%	4.13%

Fees expensed with respect to the unused portion of the 2012 Amended Credit Facility, 2011 Amended Credit Facility and 2009 Credit Facility were $3,343, $5,466 and $4,198 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company has no agreements to maintain compensating balances.